Leases - Schedule of Cash and Non-Cash Activities Associated with Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$ 114	$ 106
Operating cash flows from operating leases	964	632
Financing cash flows from finance leases	7	12	$ 8
Non-cash investing and financing activities:
Net lease cost	1,161	702	669
Additions to ROU assets obtained from:
New finance lease liabilities	0	0	321
New operating lease liabilities	$ 2,375	$ 544	$ 3,768